Income Taxes - Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Deferred tax assets
Loan loss reserves	$ 31,055	$ 50,411
REO reserves	518	1,693
Non-accrual loan interest	877	2,262
FDIC assisted transactions	0	12,236
Federal and state tax credits	1,074	3,939
Deferred compensation	3,165	3,037
Stock based compensation	1,677	2,259
Other	1,747	1,274
Total deferred tax assets	40,113	77,111
Deferred tax liabilities
FHLB stock dividends	14,941	24,135
Valuation adjustment on available-for-sale securities and cash flow hedges	2,442	2,914
Loan origination fees and costs	9,285	13,643
Premises and equipment	23,429	35,950
Other	1,828	2,145
Total deferred tax liabilities	51,925	78,787
Net deferred tax asset (liability)	(11,812)	(1,676)
Current tax asset (liability)	13,616	(3,920)
Net tax asset (liability)	$ 1,804	$ (5,596)